Fair value measurement (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term investments
Impairment charges	¥ 0	¥ 0	¥ 0
Wealth management products
Short-term investments
Gain (loss) from changes in fair value option	1,514,000,000
Gross unrealized gains	¥ 474,000,000	¥ 11,000